Financial Instrument Risks and Risk Management - Exposure to Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
BRL
Disclosure of financial liabilities [line items]
Currency risk exposure	$ (53,534)	$ (35,375)
Sensitivity analysis, change in variable	20.00%
Sensitivity analysis, impact on net income	$ 7,816
BRL | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	(61,946)	(52,162)
BRL | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
BRL | Lease liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	(6,226)	(2,432)
BRL | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Currency risk exposure	9,088	14,819
BRL | Marketable securities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
BRL | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
BRL | Restricted cash
Disclosure of financial liabilities [line items]
Currency risk exposure	5,550	4,400
BRL | Other financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
BRL | Other financial liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN
Disclosure of financial liabilities [line items]
Currency risk exposure	$ (28,121)	(49,692)
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 2,053
MXN | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	(28,234)	(49,997)
MXN | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Lease liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	(131)	(253)
MXN | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Currency risk exposure	244	558
MXN | Marketable securities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Restricted cash
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Other financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
MXN | Other financial liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
CAD
Disclosure of financial liabilities [line items]
Currency risk exposure	$ 109,247	368,560
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ (7,975)
CAD | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	(9,233)	(13,310)
CAD | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	(695)	(32,874)
CAD | Lease liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	(231)	(490)
CAD | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Currency risk exposure	48,357	42,445
CAD | Marketable securities
Disclosure of financial liabilities [line items]
Currency risk exposure	36,867	240,530
CAD | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	29,154	123,501
CAD | Restricted cash
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
CAD | Other financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	5,028	8,758
CAD | Other financial liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
USD
Disclosure of financial liabilities [line items]
Currency risk exposure	$ (15,796)	3,881
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, impact on net income	$ 1,153
USD | Accounts payable and accrued liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	(11,677)	(3,917)
USD | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
USD | Lease liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	(2,298)	0
USD | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Currency risk exposure	7,036	2
USD | Marketable securities
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
USD | Derivatives
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
USD | Restricted cash
Disclosure of financial liabilities [line items]
Currency risk exposure	1,740	7,796
USD | Other financial assets
Disclosure of financial liabilities [line items]
Currency risk exposure	0	0
USD | Other financial liabilities
Disclosure of financial liabilities [line items]
Currency risk exposure	$ (10,597)	$ 0